Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Right of use asset and lease liability	$ 449
Write down of production line	704
Total amount of capital borrowing costs	20
Total amount of facility under construction	599
Firm commitment costs	2,124
Advance of firm commitments	$ 685
Generating electricity to be sold	20 years
Impairment loss		$ 2,973
Write-down loss	$ 360
Vacating expenses	16
Lease termination gain	$ 205